MAJOR CUSTOMERS (Details Narrative)	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Percentage of sales	11.00%			52.00%
Concentration risk percentage of revenue, description	no end user customer was responsible for more than 10% of revenues		No end user customers were responsible for more than 10% of our revenues	No end user customers were responsible for more than 10% of our revenues
Percentage of gross revenue	10.00%	10.00%
Twenty seven Customer [Member]
Percentage of gross revenue			50.00%	50.00%
Fourteen Customer [Member]
Percentage of gross revenue	50.00%
Sixteen Customer [Member]
Percentage of gross revenue	50.00%
Four resellers [Member]
Percentage of sales	52.00%
One resellers [Member]
Percentage of sales	26.00%
Two resellers [Member]
Percentage of sales	11.00%
Five resellers [Member]
Percentage of sales			50.00%	50.00%